LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Schedule of Claims Duration (Details)	Dec. 31, 2024
Property
Claims Development [Line Items]
Year 1	80.70%
Year 2	15.90%
Year 3	1.50%
Year 4	0.80%
Year 5	0.40%
Year 6	0.10%
Year 7	0.10%
Year 8	0.10%
Year 9	0.00%
Year 10	0.60%
Casualty
Claims Development [Line Items]
Year 1	24.10%
Year 2	15.60%
Year 3	10.50%
Year 4	10.20%
Year 5	10.60%
Year 6	6.80%
Year 7	6.50%
Year 8	4.40%
Year 9	3.50%
Year 10	2.90%
Specialty
Claims Development [Line Items]
Year 1	30.40%
Year 2	24.30%
Year 3	14.20%
Year 4	8.50%
Year 5	8.10%
Year 6	5.10%
Year 7	3.10%
Year 8	2.00%
Year 9	1.40%
Year 10	0.90%
Run-off and Other
Claims Development [Line Items]
Year 1	15.00%
Year 2	18.00%
Year 3	14.80%
Year 4	13.10%
Year 5	11.10%
Year 6	8.80%
Year 7	5.40%
Year 8	3.90%
Year 9	2.80%
Year 10	2.00%